Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Accounting Policies [Abstract]
Offering costs amount	$ 11,494,785	$ 11,494,785
Net operating carryforwards	770,000	276,000	$ 770,000
Federal depository insurance coverage amount	$ 250,000	$ 250,000